BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

ARTICLES SUPPLEMENTARY

Series W-7 Variable Rate Demand Preferred Shares

BlackRock MuniHoldings California Quality Fund, Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland (the “SDAT”) that:

FIRST: Under the power contained in Article IV of the charter of the Corporation (the “Charter”), the Board of Directors of the Corporation (the “Board”), by duly adopted resolutions, classified and designated 1,713 shares of stock of the Corporation as Series W-7 Variable Rate Demand Preferred Shares, with the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of the Series W-7 Variable Rate Demand Preferred Shares set forth in the Charter.

SECOND: After giving effect to the classification and designation of the additional Series W-7 Variable Rate Demand Preferred Shares set forth herein, the Corporation has authority to issue 6,977 Series W-7 Variable Rate Demand Preferred Shares.

THIRD: These Articles Supplementary have been approved by the Board in the manner and by the vote required by law.

FOURTH: The undersigned acknowledges these Articles Supplementary to be the corporate act of the Corporation and as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of his knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

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IN WITNESS WHEREOF, the Corporation has caused these Articles Supplementary to be executed in its name and on its behalf by its Vice President and attested to by its Secretary on this 9th day of February, 2026.

ATTEST:		BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.

By:		By:
Name:	Janey Ahn	Name:	Stephen Minar
Title:	Secretary	Title:	Vice President